Significant Accounting Policies - Non-wholly owned subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
KS Apollo Spirit
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	89.00%
Navion Gothenburg LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	50.00%
Nordic Rio LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	50.00%
Partrederiet Stena Ugland Shuttle Tankers I DA
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	50.00%
Partrederiet Stena Ugland Shuttle Tankers II DA
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	50.00%
Partrederiet Stena Ugland Shuttle Tankers III DA
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	50.00%